FAIR VALUE MEASUREMENT (Narrative) (Details)	12 Months Ended
Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Restricted cash restriction period	12 months
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Deposits classified as cash equivalent, notice period	1 year
Term deposits, original maturities	1 year
Short-term investments, original maturities	1 year
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Deposits classified as cash equivalent, notice period	3 months
Term deposits, original maturities	3 months